NON-CONTROLLING INTERESTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
SCHEDULE OF DISTRIBUTIONS

Balance, December 31, 2020	$2,561,751
Distribution	(804,003)
Non-controlling interest share of income	845,095
Balance, December 31, 2021	2,602,843
Distribution	(265,922)
Non-controlling interest share of income	144,477
Balance, March 31, 2022	$2,481,398

Balance, December 31, 2019	$2,550,149
Distribution	(594,882)
Non-controlling interest share of income	606,484
Balance, December 31, 2020	2,561,751
Distribution	(804,003)
Non-controlling interest share of income	845,095
Balance, December 31, 2021	$2,602,843